Biological assets - Sensitivity of the inputs (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Biological assets
Percentage of possible decrease in average selling price per gram	5.00%
Decrease in biological asset value due to decrease in average selling price per gram	$ 682	$ 516
Decrease in inventory due to decrease in average selling price per gram	$ 9,895	2,470
Percentage of possible decrease in harvest yield per plant	5.00%
Decrease in biological asset value due to decrease in the harvest yield per plant	$ 439	$ 266